Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Profit (loss) before income tax	$ 6,360,424	$ (3,623,730)
Adjustments for
Finance income	(14,994)	(13,846)
Finance costs	70,582	2,660
Cost of income	9,956,510	3,230,564
Realized gain on disposal of financial assets at fair value through profit or loss		(9,611)
Unrealized gain on financial assets at fair value through profit or loss	(5,742,704)	(50,900)
Interest income on trading of digital assets	(433,714)
Fair value change of proprietary trading digital assets	(5,091,334)	(5,085,150)
Depreciation of property and equipment	1,921	1,779
Depreciation of right of use assets	72,056	42,777
Gain on early termination of a lease	(4,571)
Share-based compensation	753,520	753,685
Share purchase warrants expenses	1,367,119	3,787,938
Changes in assets and liabilities
Increase in other receivables and prepayments	(93,242)	(13,437)
Increase in financial assets at fair value through profit or loss	(3,880,239)	(14,731,840)
Decrease in digital assets		4,000,000
Increase in payable to customers	(12,233,794)	12,035,307
Decrease in accounts and other payables	(6,431,354)	1,251,219
Net cash provided by (used in) operating activities	(15,343,814)	1,577,415
Cash flows from investing activities
Interest received	14,994	13,846
Purchase of property and equipment		(1,281)
Purchase of financial assets measured at fair value through profit or loss	(37,763,595)	(3,806,678)
Proceeds from disposal of financial assets measured at fair value through profit or loss	51,767,722	1,907,000
Net cash provided by (used in) investing activities	14,019,121	(1,887,113)
Cash flows from financing activities
Proceeds from shares issued on private placement	228,848	1,124,999
Payment of repurchase of shares		(82,127)
Payment of principal portion of lease liabilities	(41,366)	(48,806)
Interest paid	(3,751)
Net cash provided by financing activities	183,731	994,066
Net (decrease) increase of Cash and Cash Equivalents	(1,140,962)	684,368
Effect of foreign currency translation on cash and cash equivalents	75,454	90,412
Cash and cash equivalents–beginning of the period	4,880,413	6,748,115
Cash and cash equivalents–end of the period	$ 3,814,905	$ 7,522,895